Taxation (Current and Deferred Portion of Income Tax Expense and Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxation [Abstract]
Current tax provision	$ 14,896	$ 15,064	$ 2,420
Deferred tax expense/ (benefits)	1,077	(761)	(280)
Income tax expenses	$ 15,973	$ 14,303	$ 2,140